INCOME TAXES (BENEFIT) - Components of income (loss) from operations and components of deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income (loss) from operations before income taxes:
Domestic	¥ (235,186)	¥ 502,845	¥ (315,434)
Foreign	6,436	(44,548)	(233,769)
Income (loss) before income taxes	(228,750)	458,297	(549,203)
Income taxes- (benefit)-current
Domestic	121,253	82,915	20,325
Foreign	92,062	(44)	2,974
Total	213,315	82,871	23,299
Income taxes (benefit)-deferred
Domestic	5,122	132,995	(93,394)
Foreign	(35,312)	22,228	(35,556)
Total	(30,190)	155,223	(128,950)
Income tax expenses (benefits) attributable to operations	183,125	238,094	(105,651)
Income tax expenses (benefit) attributable to other comprehensive income	32,779	50,902	753
Deferred Tax Asset
Impairment loss on investments in securities	38,130	40,271
Depreciation and amortization	11,085	16,160
Accrued municipal governments tax	9,812	10,602
Allowance for doubtful accounts	23,144
Deferred revenue		1,843
Accrued bonus	49,354	45,937
Accrued vacation	63,984	18,077
Asset retirement obligations	16,591	15,537
Operating loss carryforwards	109,413	48,629
Derivatives	20,174
Accounts payable	4,754
Share-based compensation expense	4,070	14,547
Acquisition related costs	26,885	28,396
Others	40,600	30,227
Total	417,996	270,226
Valuation allowances	(132,874)	(88,870)	¥ (57,324)	¥ (22,856)
Total	285,122	181,356
Deferred Tax Liability
Depreciation and amortization	37,478	41,904
Prepaid expenses	21,635	18,170
Unrealized gain on available-for-sale securities	141,653	97,769
Intangible assets	707,315
Others	8,260	23,432
Total	¥ 916,341	¥ 181,275